Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2021-C60
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-C60

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Bond / Collateral Reconciliation - Balances	10		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	19-21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	24				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	26	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003DBA5	0.733000%	17,659,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	97.64%
A-2	95003DBB3	2.042000%	45,569,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.55%
A-SB	95003DBR8	2.130000%	24,458,000.00	24,457,194.60	399,445.36	43,411.52	0.00	0.00	442,856.88	24,057,749.24	96.44%	88.29%
A-3	95003DBD9	2.061000%	121,000,000.00	114,880,064.56	0.00	197,306.51	0.00	0.00	197,306.51	114,880,064.56	79.46%	72.12%
A-4	95003DBJ6	2.342000%	315,357,000.00	315,357,000.00	0.00	615,471.75	0.00	0.00	615,471.75	315,357,000.00	32.83%	30.00%
A-S	95003DCG1	2.547000%	58,019,000.00	58,019,000.00	0.00	123,145.33	0.00	0.00	123,145.33	58,019,000.00	24.25%	22.25%
B	95003DBW7	2.730000%	34,624,000.00	34,624,000.00	0.00	78,769.60	0.00	0.00	78,769.60	34,624,000.00	19.13%	17.63%
C	95003DCB2	2.738000%	29,010,000.00	29,010,000.00	0.00	66,191.15	0.00	0.00	66,191.15	29,010,000.00	14.84%	13.75%
D	95003DAC2	2.500000%	11,192,000.00	11,192,000.00	0.00	23,316.67	0.00	0.00	23,316.67	11,192,000.00	13.19%	12.26%
E-RR	95003DAF5	3.883853%	14,074,000.00	14,074,000.00	0.00	45,551.12	0.00	0.00	45,551.12	14,074,000.00	11.11%	10.38%
F-RR	95003DAH1	3.883853%	17,780,000.00	17,780,000.00	0.00	57,545.76	0.00	0.00	57,545.76	17,780,000.00	8.48%	8.00%
G-RR	95003DAK4	3.883853%	9,358,000.00	9,358,000.00	0.00	30,287.58	0.00	0.00	30,287.58	9,358,000.00	7.09%	6.75%
H-RR	95003DAM0	3.883853%	9,358,000.00	9,358,000.00	0.00	30,287.58	0.00	0.00	30,287.58	9,358,000.00	5.71%	5.50%
J-RR	95003DAP3	3.883853%	7,486,000.00	7,486,000.00	0.00	24,228.77	0.00	0.00	24,228.77	7,486,000.00	4.60%	4.50%
K-RR	95003DAR9	3.883853%	8,422,000.00	8,422,000.00	0.00	27,258.18	0.00	0.00	27,258.18	8,422,000.00	3.36%	3.38%
L-RR	95003DAT5	3.883853%	11,230,000.00	11,230,000.00	0.00	36,346.39	0.00	0.00	36,346.39	11,230,000.00	1.70%	1.88%
M-RR*	95003DAV0	3.883853%	14,037,042.00	11,488,074.27	0.00	26,569.09	0.00	0.00	26,569.09	11,488,074.27	0.00%	0.00%
R	95003DAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95003DAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			748,633,042.00	676,735,333.43	399,445.36	1,425,687.00	0.00	0.00	1,825,132.36	676,335,888.07

X-A	95003DBP2	1.624252%	524,043,000.00	454,694,259.16	0.00	615,448.30	0.00	0.00	615,448.30	454,294,813.80
X-B	95003DBQ0	1.239222%	121,653,000.00	121,653,000.00	0.00	125,629.24	0.00	0.00	125,629.24	121,653,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	95003DAA6	1.383853%	11,192,000.00	11,192,000.00	0.00	12,906.74	0.00	0.00	12,906.74	11,192,000.00
Notional SubTotal			656,888,000.00	587,539,259.16	0.00	753,984.28	0.00	0.00	753,984.28	587,139,813.80

Deal Distribution Total					399,445.36	2,179,671.28	0.00	0.00	2,579,116.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003DBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95003DBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95003DBR8	999.96707008	16.33188977	1.77494153	0.00000000	0.00000000	0.00000000	0.00000000	18.10683130	983.63518031
A-3	95003DBD9	949.42202116	0.00000000	1.63063231	0.00000000	0.00000000	0.00000000	0.00000000	1.63063231	949.42202116
A-4	95003DBJ6	1,000.00000000	0.00000000	1.95166668	0.00000000	0.00000000	0.00000000	0.00000000	1.95166668	1,000.00000000
A-S	95003DCG1	1,000.00000000	0.00000000	2.12250004	0.00000000	0.00000000	0.00000000	0.00000000	2.12250004	1,000.00000000
B	95003DBW7	1,000.00000000	0.00000000	2.27500000	0.00000000	0.00000000	0.00000000	0.00000000	2.27500000	1,000.00000000
C	95003DCB2	1,000.00000000	0.00000000	2.28166667	0.00000000	0.00000000	0.00000000	0.00000000	2.28166667	1,000.00000000
D	95003DAC2	1,000.00000000	0.00000000	2.08333363	0.00000000	0.00000000	0.00000000	0.00000000	2.08333363	1,000.00000000
E-RR	95003DAF5	1,000.00000000	0.00000000	3.23654398	0.00000000	0.00000000	0.00000000	0.00000000	3.23654398	1,000.00000000
F-RR	95003DAH1	1,000.00000000	0.00000000	3.23654443	0.00000000	0.00000000	0.00000000	0.00000000	3.23654443	1,000.00000000
G-RR	95003DAK4	1,000.00000000	0.00000000	3.23654413	0.00000000	0.00000000	0.00000000	0.00000000	3.23654413	1,000.00000000
H-RR	95003DAM0	1,000.00000000	0.00000000	3.23654413	0.00000000	0.00000000	0.00000000	0.00000000	3.23654413	1,000.00000000
J-RR	95003DAP3	1,000.00000000	0.00000000	3.23654422	0.00000000	0.00000000	0.00000000	0.00000000	3.23654422	1,000.00000000
K-RR	95003DAR9	1,000.00000000	0.00000000	3.23654476	0.00000000	0.00000000	0.00000000	0.00000000	3.23654476	1,000.00000000
L-RR	95003DAT5	1,000.00000000	0.00000000	3.23654408	0.00000000	0.00000000	0.00000000	0.00000000	3.23654408	1,000.00000000
M-RR	95003DAV0	818.41133410	0.00000000	1.89278411	0.75604034	30.59432821	0.00000000	0.00000000	1.89278411	818.41133410
R	95003DAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95003DAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003DBP2	867.66593421	0.00000000	1.17442328	0.00000000	0.00000000	0.00000000	0.00000000	1.17442328	866.90369645
X-B	95003DBQ0	1,000.00000000	0.00000000	1.03268510	0.00000000	0.00000000	0.00000000	0.00000000	1.03268510	1,000.00000000
X-D	95003DAA6	1,000.00000000	0.00000000	1.15321122	0.00000000	0.00000000	0.00000000	0.00000000	1.15321122	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	43,411.52	0.00	43,411.52	0.00	0.00	0.00	43,411.52	0.00
A-3	07/01/26 - 07/30/26	30	0.00	197,306.51	0.00	197,306.51	0.00	0.00	0.00	197,306.51	0.00
A-4	07/01/26 - 07/30/26	30	0.00	615,471.75	0.00	615,471.75	0.00	0.00	0.00	615,471.75	0.00
X-A	07/01/26 - 07/30/26	30	0.00	615,448.30	0.00	615,448.30	0.00	0.00	0.00	615,448.30	0.00
X-B	07/01/26 - 07/30/26	30	0.00	125,629.24	0.00	125,629.24	0.00	0.00	0.00	125,629.24	0.00
A-S	07/01/26 - 07/30/26	30	0.00	123,145.33	0.00	123,145.33	0.00	0.00	0.00	123,145.33	0.00
B	07/01/26 - 07/30/26	30	0.00	78,769.60	0.00	78,769.60	0.00	0.00	0.00	78,769.60	0.00
C	07/01/26 - 07/30/26	30	0.00	66,191.15	0.00	66,191.15	0.00	0.00	0.00	66,191.15	0.00
X-D	07/01/26 - 07/30/26	30	0.00	12,906.74	0.00	12,906.74	0.00	0.00	0.00	12,906.74	0.00
D	07/01/26 - 07/30/26	30	0.00	23,316.67	0.00	23,316.67	0.00	0.00	0.00	23,316.67	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	45,551.12	0.00	45,551.12	0.00	0.00	0.00	45,551.12	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	57,545.76	0.00	57,545.76	0.00	0.00	0.00	57,545.76	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	30,287.58	0.00	30,287.58	0.00	0.00	0.00	30,287.58	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	30,287.58	0.00	30,287.58	0.00	0.00	0.00	30,287.58	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	24,228.77	0.00	24,228.77	0.00	0.00	0.00	24,228.77	0.00
K-RR	07/01/26 - 07/30/26	30	0.00	27,258.18	0.00	27,258.18	0.00	0.00	0.00	27,258.18	0.00
L-RR	07/01/26 - 07/30/26	30	0.00	36,346.39	0.00	36,346.39	0.00	0.00	0.00	36,346.39	0.00
M-RR	07/01/26 - 07/30/26	30	417,490.07	37,181.66	0.00	37,181.66	10,612.57	0.00	0.00	26,569.09	429,453.87
Totals			417,490.07	2,190,283.85	0.00	2,190,283.85	10,612.57	0.00	0.00	2,179,671.28	429,453.87

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (EC)	95003DBD9	2.061000%	121,000,000.00	114,880,064.56	0.00	197,306.51	0.00	0.00	197,306.51	114,880,064.56
A-3-1	95003DBE7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95003DBF4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95003DBG2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95003DBH0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	95003DBJ6	2.342000%	315,357,000.00	315,357,000.00	0.00	615,471.75	0.00	0.00	615,471.75	315,357,000.00
A-4-1	95003DBK3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003DBL1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003DBM9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003DBN7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	95003DCG1	2.547000%	58,019,000.00	58,019,000.00	0.00	123,145.33	0.00	0.00	123,145.33	58,019,000.00
A-S-1	95003DBS6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003DBU1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003DBV9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	95003DBW7	2.730000%	34,624,000.00	34,624,000.00	0.00	78,769.60	0.00	0.00	78,769.60	34,624,000.00
B-1	95003DBX5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003DBY3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003DBT4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	9500D3BZ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003DCA4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	95003DCB2	2.738000%	29,010,000.00	29,010,000.00	0.00	66,191.15	0.00	0.00	66,191.15	29,010,000.00
C-1	95003DCC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003DCD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003DCE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003DCF3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			558,010,000.00	551,890,064.56	0.00	1,080,884.34	0.00	0.00	1,080,884.34	551,890,064.56

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3 (EC)	95003DBD9	949.42202116	0.00000000	1.63063231	0.00000000	0.00000000	0.00000000	0.00000000	1.63063231	949.42202116
A-3-1	95003DBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	95003DBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4 (EC)	95003DBJ6	1,000.00000000	0.00000000	1.95166668	0.00000000	0.00000000	0.00000000	0.00000000	1.95166668	1,000.00000000
A-4-1	95003DBK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003DBL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S (EC)	95003DCG1	1,000.00000000	0.00000000	2.12250004	0.00000000	0.00000000	0.00000000	0.00000000	2.12250004	1,000.00000000
A-S-1	95003DBS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B (EC)	95003DBW7	1,000.00000000	0.00000000	2.27500000	0.00000000	0.00000000	0.00000000	0.00000000	2.27500000	1,000.00000000
B-1	95003DBX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003DBY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003DBT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C (EC)	95003DCB2	1,000.00000000	0.00000000	2.28166667	0.00000000	0.00000000	0.00000000	0.00000000	2.28166667	1,000.00000000
C-1	95003DCC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003DCD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	95003DBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	95003DBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	95003DBM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003DBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003DBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003DBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	9500D3BZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003DCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003DCE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003DCF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	2,579,116.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,201,544.59	Master Servicing Fee	3,918.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,508.31
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.37
ARD Interest	0.00	Operating Advisor Fee	1,078.08
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	174.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,201,544.59	Total Fees	11,260.79

Principal		Expenses/Reimbursements
Scheduled Principal	399,445.36	Reimbursement for Interest on Advances	112.57
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	399,445.36	Total Expenses/Reimbursements	10,612.57

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,179,671.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	399,445.36
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,579,116.64
Total Funds Collected	2,600,989.95	Total Funds Distributed	2,600,990.00

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	676,735,333.43	676,735,333.43	Beginning Certificate Balance	676,735,333.43
(-) Scheduled Principal Collections	399,445.36	399,445.36	(-) Principal Distributions	399,445.36
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	676,335,888.07	676,335,888.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	677,091,848.53	677,091,848.53	Ending Certificate Balance	676,335,888.07
Ending Actual Collateral Balance	676,659,176.28	676,659,176.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP	Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP
1,000,000 or less	1	847,058.00	0.13%	59	4.3900	2.195800	1.75 or less	13	156,864,726.33	23.19%	56	4.2291	1.123409
1,000,001 to 2,000,000	1	2,000,000.00	0.30%	59	2.8500	7.703900	1.76 to 2.00	9	71,649,940.83	10.59%	57	4.2277	1.911858
2,000,001 to 3,000,000	4	9,454,671.22	1.40%	58	4.4309	1.976771	2.01 to 2.25	10	49,625,551.80	7.34%	58	3.9991	2.138161
3,000,001 to 4,000,000	6	19,391,236.19	2.87%	58	4.3448	2.388880	2.26 to 2.50	3	48,955,087.05	7.24%	48	3.7599	2.316842
4,000,001 to 5,000,000	7	33,160,029.02	4.90%	55	4.2569	2.521242	2.51 to 2.75	4	100,298,393.66	14.83%	59	3.5040	2.670586
5,000,001 to 6,000,000	6	33,268,016.08	4.92%	58	4.1762	2.239543	2.76 to 3.00	5	70,296,361.65	10.39%	58	3.6812	2.905496
6,000,001 to 7,000,000	4	25,344,587.19	3.75%	58	4.5072	1.805989	3.01 or greater	13	160,255,838.79	23.69%	56	3.1977	3.750549
7,000,001 to 8,000,000	3	23,005,680.83	3.40%	54	3.8922	2.226220	Totals	60	676,335,888.07	100.00%	57	3.7776	2.413406
8,000,001 to 10,000,000	5	43,930,813.69	6.50%	55	3.7919	2.663881
10,000,001 to 15,000,000	5	58,911,748.12	8.71%	59	3.5815	2.987044
15,000,001 to 20,000,000	5	93,881,967.23	13.88%	53	3.5317	2.935695
20,000,001 to 30,000,000	7	169,799,386.58	25.11%	57	3.6612	2.362442
30,000,001 to 50,000,000	2	84,950,705.96	12.56%	58	3.8548	1.600463
50,000,001 or greater	1	60,000,000.00	8.87%	59	3.2300	2.713300
Totals	60	676,335,888.07	100.00%	57	3.7776	2.413406
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP
							Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP
Arizona	7	64,755,524.54	9.57%	56	3.7027	2.798911
							Industrial	20	122,054,181.33	18.05%	59	3.2839	2.983913
Arkansas	1	7,260,000.00	1.07%	59	3.0218	3.845500
							Lodging	3	19,430,872.73	2.87%	52	5.4069	1.676949
California	18	140,685,692.06	20.80%	58	3.6905	2.092726
							Mixed Use	2	28,203,674.68	4.17%	59	4.6170	1.090045
Connecticut	1	10,164,937.99	1.50%	59	3.8500	2.000300
							Mobile Home Park	3	8,622,903.41	1.27%	58	4.4958	2.564685
Florida	3	11,368,863.05	1.68%	58	4.1934	2.031009
							Multi-Family	31	156,246,649.55	23.10%	58	4.0189	2.393993
Georgia	1	4,824,815.97	0.71%	57	7.0680	2.483200
							Office	5	124,757,643.22	18.45%	54	3.0630	3.212674
Illinois	9	41,450,705.96	6.13%	57	4.0608	2.811198
							Other	2	15,648,034.61	2.31%	59	3.6665	1.920977
Indiana	1	2,952,911.64	0.44%	58	4.7400	1.508700
							Retail	16	169,768,919.06	25.10%	55	3.8072	1.778228
Louisiana	3	25,082,337.26	3.71%	54	3.3978	3.916191
							Self Storage	7	44,321,967.23	6.55%	58	3.9709	3.205134
Michigan	1	847,058.00	0.13%	59	4.3900	2.195800
							Totals	92	676,335,888.07	100.00%	57	3.7776	2.413406
Minnesota	1	3,350,000.00	0.50%	57	4.1500	2.031100

New Jersey	1	5,976,400.17	0.88%	59	4.9000	0.618500

New York	21	174,365,010.26	25.78%	53	3.3330	2.540083

North Carolina	5	11,301,717.45	1.67%	58	4.3631	2.294722

North Dakota	1	22,750,000.00	3.36%	59	4.3400	2.542100

Ohio	1	22,219,115.50	3.29%	59	4.6800	0.906500

Pennsylvania	3	67,276,759.58	9.95%	59	3.2703	2.699866

South Carolina	1	6,523,719.50	0.96%	58	5.2400	1.751100

Tennessee	2	4,530,000.00	0.67%	57	3.1770	3.524200

Texas	5	27,588,393.25	4.08%	58	4.0404	2.709398

Virginia	3	33,780,883.64	4.99%	57	4.0002	2.290303

Totals	92	676,335,888.07	100.00%	57	3.7776	2.413406

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP	Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP
	3.500% or less	16	252,606,428.27	37.35%	56	3.1158	3.172859	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	5	107,660,263.19	15.92%	56	3.6834	1.664498	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	116,039,643.95	17.16%	57	3.9003	2.572561	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	7	31,763,132.89	4.70%	57	4.0737	2.046794	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	56,396,769.34	8.34%	58	4.3932	2.106141	49 months or greater	57	657,945,900.11	97.28%	57	3.7564	2.440755
	4.501% to 4.750%	7	53,635,891.91	7.93%	55	4.6625	1.396627	Totals	60	676,335,888.07	100.00%	57	3.7776	2.413406
	4.751% to 5.000%	3	28,495,235.09	4.21%	58	4.9054	1.564298
	5.001% or greater	2	11,348,535.47	1.68%	58	6.0172	2.062351
	Totals	60	676,335,888.07	100.00%	57	3.7776	2.413406
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP	Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP
	60 months or less	57	657,945,900.11	97.28%	57	3.7564	2.440755	Interest Only	32	429,671,278.94	63.53%	56	3.4746	2.648237
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	7,777,727.61	1.15%	57	6.1841	2.113219
	Totals	60	676,335,888.07	100.00%	57	3.7776	2.413406	241 months to 300 months	23	220,496,893.56	32.60%	57	4.2198	2.048000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	676,335,888.07	100.00%	57	3.7776	2.413406
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	18,389,987.96	2.72%	57	4.5361	NAP			No outstanding loans in this group
Underwriter's Information		4	34,505,220.94	5.10%	54	3.0184	3.509441
	12 months or less	46	584,226,680.72	86.38%	57	3.7547	2.433179
	13 months or greater	7	39,213,998.45	5.80%	56	4.4314	1.613274
	Totals	60	676,335,888.07	100.00%	57	3.7776	2.413406
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310957748	IN	Lansdale	PA	Actual/360	3.230%	166,883.33	0.00	0.00	N/A	07/11/31	--	60,000,000.00	60,000,000.00	08/11/26
1A	310958913	IN	Lansdale	PA	Actual/360	3.230%	13,906.94	0.00	0.00	N/A	07/11/31	--	5,000,000.00	5,000,000.00	08/11/26
2	324091008	OF	New York	NY	Actual/360	2.692%	69,545.92	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	08/06/26
2A	324091010	OF	New York	NY	Actual/360	2.692%	46,363.94	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	08/06/26
3	300572200	RT	Malibu	CA	Actual/360	3.750%	155,000.00	0.00	0.00	N/A	05/06/31	--	48,000,000.00	48,000,000.00	08/06/26
4	325100004	MF	DeKalb	IL	Actual/360	3.991%	127,157.69	49,294.04	0.00	N/A	07/06/31	--	37,000,000.00	36,950,705.96	08/06/26
5	610955554	OF	Torrance	CA	Actual/360	3.281%	76,848.31	0.00	0.00	N/A	06/11/31	--	27,200,000.00	27,200,000.00	08/11/26
6	325100006	RT	Phoenix	AZ	Actual/360	3.521%	73,303.16	46,454.76	0.00	N/A	12/06/30	--	24,176,725.84	24,130,271.08	08/01/26
7	325100007	IN	Various	CA	Actual/360	3.209%	53,616.48	0.00	0.00	N/A	06/06/31	--	19,400,000.00	19,400,000.00	08/06/26
7A	325100107	IN	Various	CA	Actual/360	3.209%	13,818.68	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	08/06/26
8	300572212	MU	Cleveland	OH	Actual/360	4.680%	89,687.27	35,791.05	0.00	N/A	07/01/31	--	22,254,906.55	22,219,115.50	08/01/26
9	28002410	MF	Bronx	NY	Actual/360	3.806%	76,035.42	0.00	0.00	N/A	07/06/31	--	23,200,000.00	23,200,000.00	08/06/26
10	300572224	MF	Minot	ND	Actual/360	4.340%	85,021.81	0.00	0.00	N/A	07/06/31	--	22,750,000.00	22,750,000.00	08/06/26
11	28002408	RT	Long Island City	NY	Actual/360	3.728%	65,167.51	0.00	0.00	N/A	07/06/31	--	20,300,000.00	20,300,000.00	08/06/26
12	325100012	RT	White Plains	NY	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	02/01/30	--	20,000,000.00	20,000,000.00	08/01/26
15	307331235	MF	Torrance	CA	Actual/360	3.890%	60,295.00	0.00	0.00	N/A	04/06/31	--	18,000,000.00	18,000,000.00	08/06/26
16	300572221	SS	Murrieta	CA	Actual/360	4.880%	69,336.67	18,032.77	0.00	N/A	07/06/31	--	16,500,000.00	16,481,967.23	08/06/26
17	325100017	IN	Elmwood	LA	Actual/360	2.850%	36,812.50	0.00	0.00	N/A	07/06/31	--	15,000,000.00	15,000,000.00	08/06/26
18	307331231	OF	Herndon	VA	Actual/360	4.020%	31,248.64	16,608.26	0.00	N/A	04/06/31	--	9,027,050.08	9,010,441.82	08/06/26
18A	307331232	OF	Herndon	VA	Actual/360	4.020%	15,624.32	8,304.13	0.00	N/A	04/06/31	--	4,513,525.07	4,505,220.94	08/06/26
19	310957666	RT	Tucson	AZ	Actual/360	3.408%	36,899.45	25,250.04	0.00	N/A	07/11/31	--	12,573,643.70	12,548,393.66	08/11/26
20	307331242	MF	Hartford	CT	Actual/360	3.850%	33,758.64	17,810.27	0.00	N/A	07/06/31	--	10,182,748.26	10,164,937.99	08/06/26
21	300572225	98	New York	NY	Actual/360	3.450%	28,571.14	19,178.50	0.00	N/A	07/06/31	--	9,617,213.11	9,598,034.61	08/06/26
22	28002404	MF	Charlottesville	VA	Actual/360	3.650%	33,473.54	0.00	0.00	N/A	07/06/31	--	10,650,000.00	10,650,000.00	08/06/26
23	300572209	MF	New York	NY	Actual/360	4.500%	40,924.16	12,657.81	0.00	N/A	06/06/31	--	10,561,074.28	10,548,416.47	01/06/26
24	310957499	SS	Various	Various	Actual/360	3.177%	24,621.75	0.00	0.00	N/A	05/11/31	--	9,000,000.00	9,000,000.00	08/11/26
25	300572086	LO	La Place	LA	Actual/360	4.550%	31,722.48	14,146.97	0.00	N/A	03/06/30	--	8,096,484.23	8,082,337.26	08/06/26
26	410957939	SS	Gilbert	AZ	Actual/360	3.869%	27,452.70	0.00	0.00	N/A	06/11/31	--	8,240,000.00	8,240,000.00	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	300572208	SS	Gainesville	FL	Actual/360	4.580%	32,297.92	9,640.96	0.00	N/A	06/06/31	03/06/31	8,189,357.79	8,179,716.83	08/06/26
28	28102372	MF	New York	NY	Actual/360	3.900%	26,866.67	0.00	0.00	N/A	04/06/30	--	8,000,000.00	8,000,000.00	08/06/26
29	300572218	RT	Houston	TX	Actual/360	4.700%	31,389.38	10,101.64	0.00	N/A	07/06/31	--	7,755,782.47	7,745,680.83	08/06/26
31	325100031	OF	North Little Rock	AR	Actual/360	3.022%	18,891.29	0.00	0.00	07/06/31	06/06/32	--	7,260,000.00	7,260,000.00	08/06/26
32	307331237	LO	Hilton Head	SC	Actual/360	5.240%	29,479.42	9,517.60	0.00	N/A	06/06/31	--	6,533,237.10	6,523,719.50	08/06/26
33	300572219	MF	Bronx	NY	Actual/360	3.820%	22,151.12	0.00	0.00	N/A	07/06/31	--	6,734,000.00	6,734,000.00	08/06/26
34	300572171	RT	Tucson	AZ	Actual/360	4.980%	25,928.50	9,421.10	0.00	N/A	03/06/31	--	6,046,288.79	6,036,867.69	08/06/26
35	300572222	IN	Boonton	NJ	Actual/360	4.900%	25,256.08	9,241.16	0.00	N/A	07/06/31	--	5,985,641.33	5,976,400.17	07/06/24
36	324921001	MH	Fort Worth	TX	Actual/360	4.380%	21,146.36	9,577.82	0.00	N/A	06/06/31	--	5,606,634.55	5,597,056.73	08/06/26
37	307331241	98	Deland	FL	Actual/360	4.010%	20,890.99	0.00	0.00	N/A	06/06/31	--	6,050,000.00	6,050,000.00	08/06/26
38	300572206	MU	Bronx	NY	Actual/360	4.383%	22,615.04	7,370.39	0.00	N/A	06/06/31	--	5,991,929.57	5,984,559.18	08/06/26
39	300572190	SS	Bowling Green	KY	Actual/360	4.990%	24,571.94	7,600.70	0.00	N/A	05/06/31	02/06/31	5,718,468.79	5,710,868.09	08/06/26
41	28002386	LO	Cumming	GA	Actual/360	7.068%	29,451.83	14,193.78	0.00	N/A	05/06/31	--	4,839,009.75	4,824,815.97	08/06/26
42	410957759	SS	Missouri City	TX	Actual/360	3.313%	15,120.16	0.00	0.00	N/A	06/11/31	--	5,300,000.00	5,300,000.00	08/11/26
43	410957773	SS	Arlington	TX	Actual/360	3.308%	15,097.34	0.00	0.00	N/A	06/11/31	--	5,300,000.00	5,300,000.00	08/11/26
44	307331233	RT	Newport News	VA	Actual/360	4.660%	20,505.29	0.00	0.00	N/A	04/06/31	--	5,110,000.00	5,110,000.00	08/06/26
45	307331240	RT	San Tan Valley	AZ	Actual/360	3.970%	16,238.40	0.00	0.00	N/A	06/06/31	--	4,750,000.00	4,750,000.00	08/06/26
46	300572188	MF	Wichita	KS	Actual/360	3.880%	15,056.39	6,999.38	0.00	N/A	05/06/31	02/06/31	4,506,402.42	4,499,403.04	08/06/26
47	300572193	RT	Goodyear	AZ	Actual/360	3.720%	14,692.17	6,532.92	0.00	N/A	05/06/31	--	4,586,525.03	4,579,992.11	08/06/26
48	28002340	RT	Chicago	IL	Actual/360	4.634%	17,956.75	0.00	0.00	N/A	01/06/30	--	4,500,000.00	4,500,000.00	08/06/26
49	300572196	RT	Harlingen	TX	Actual/360	4.240%	13,327.69	4,655.89	0.00	N/A	05/06/31	--	3,650,311.58	3,645,655.69	08/06/26
50	300572223	MF	Jacksonville	FL	Actual/360	4.430%	12,204.24	5,384.47	0.00	N/A	07/06/31	--	3,199,247.52	3,193,863.05	08/06/25
52	307331236	IN	Greensboro	NC	Actual/360	4.430%	11,750.70	6,298.67	0.00	N/A	05/06/31	--	3,080,355.00	3,074,056.33	08/06/26
53	300572199	RT	Cambridge	MN	Actual/360	4.150%	11,971.60	0.00	0.00	N/A	05/06/31	--	3,350,000.00	3,350,000.00	08/06/26
54	307331239	MF	Anderson	IN	Actual/360	4.740%	12,081.37	6,998.30	0.00	N/A	06/06/31	--	2,959,909.94	2,952,911.64	08/06/26
55	300572187	MF	Warsaw	NC	Actual/360	4.150%	11,101.03	4,575.80	0.00	N/A	05/06/31	--	3,106,390.24	3,101,814.44	08/06/26
56	300572215	MH	Various	NC	Actual/360	4.710%	12,288.30	3,937.92	0.00	N/A	07/06/31	--	3,029,784.60	3,025,846.68	08/06/26
57	300572214	OF	Plymouth Meeting	PA	Actual/360	4.420%	8,680.32	3,868.26	0.00	N/A	06/06/31	--	2,280,627.84	2,276,759.58	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
58	307331238	RT	Tampa	FL	Actual/360	4.360%	7,978.19	0.00	0.00	N/A	05/06/31	--	2,125,000.00	2,125,000.00	08/06/26
59	300572204	RT	Mars Hill	NC	Actual/360	4.080%	7,378.00	0.00	0.00	N/A	05/06/31	--	2,100,000.00	2,100,000.00	08/06/26
60	325100060	IN	Elmwood	LA	Actual/360	2.850%	4,908.33	0.00	0.00	N/A	07/06/31	--	2,000,000.00	2,000,000.00	08/06/26
61	28002409	RT	Saginaw	MI	Actual/360	4.390%	3,202.11	0.00	0.00	07/06/31	06/06/35	--	847,058.00	847,058.00	08/06/26
Totals							2,201,544.59	399,445.36	0.00				676,735,333.43	676,335,888.07
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,060,195.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	107,237,015.20	27,762,608.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,201,436.56	283,048.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,571,840.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,974,099.06	1,477,919.87	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,132,104.65	1,793,938.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,610,678.53	911,667.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,611,912.46	357,299.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,662,421.84	386,646.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,313,465.13	1,303,424.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,627,844.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	26,733,504.00	6,819,940.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,867,345.10	1,492,360.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,633,344.21	393,266.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,306,240.00	569,735.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,002,906.08	913,343.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,870,989.86	1,025,132.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,144,305.66	954,858.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,121,883.42	280,470.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,131,757.09	319,180.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	647,341.56	0.00	--	--	--	0.00	0.00	53,421.91	306,455.75	0.00	0.00
24	999,278.01	520,804.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	747,254.98	720,965.90	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,534,600.05	391,894.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,237,518.25	291,818.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	951,234.20	435,855.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	891,439.70	225,066.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	673,476.58	974,688.17	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	559,129.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	638,310.87	325,828.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	266,549.00	10/01/23	09/30/24	04/13/26	0.00	39,083.60	34,406.52	861,786.41	0.00	0.00
36	809,922.58	416,688.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	456,870.00	228,435.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	483,774.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,191,220.46	1,436,728.06	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	820,306.25	390,328.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	593,690.10	254,008.05	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	448,840.00	112,210.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	352,133.00	176,066.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	711,584.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	406,691.90	103,706.58	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	482,347.05	257,709.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	363,110.63	01/01/24	09/30/24	11/12/25	0.00	6,110.53	17,540.22	204,790.26	131,965.04	0.00
52	383,343.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	282,381.75	70,595.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	433,222.47	184,464.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	434,073.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	497,291.70	155,335.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	358,623.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	193,607.00	104,454.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	180,000.00	45,000.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	443,756.01	117,016.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	84,153.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	201,742,705.21	55,614,169.26				0.00	45,194.13	105,368.66	1,373,032.42	131,965.04	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	19,718,679.69	2	9,170,263.22	0	0.00	0	0.00	0	0.00	0	0.00	3.777587%	3.750974%	57
07/17/26	0	0.00	0	0.00	3	19,745,963.13	2	9,184,888.85	0	0.00	0	0.00	0	0.00	0	0.00	3.777891%	3.751273%	58
06/17/26	0	0.00	0	0.00	3	19,775,660.73	2	9,200,660.73	0	0.00	0	0.00	0	0.00	0	0.00	3.783462%	3.756927%	58
05/15/26	0	0.00	0	0.00	3	19,790,163.11	2	9,215,163.11	0	0.00	0	0.00	0	0.00	1	18,019,936.25	3.758595%	3.732314%	57
04/17/26	0	0.00	1	10,575,000.00	2	9,230,816.19	2	9,230,816.19	0	0.00	0	0.00	0	0.00	0	0.00	3.748828%	3.722762%	57
03/17/26	1	10,575,000.00	0	0.00	2	9,245,196.31	2	9,245,196.31	0	0.00	0	0.00	0	0.00	0	0.00	3.749036%	3.726626%	58
02/18/26	1	10,575,000.00	0	0.00	2	9,263,159.28	2	9,263,159.28	0	0.00	0	0.00	0	0.00	0	0.00	3.749298%	3.726884%	59
01/16/26	0	0.00	0	0.00	2	9,277,408.22	2	9,277,408.22	0	0.00	0	0.00	0	0.00	0	0.00	3.749503%	3.727086%	60
12/17/25	0	0.00	0	0.00	2	9,291,599.41	2	9,291,599.41	0	0.00	0	0.00	0	0.00	0	0.00	3.749707%	3.727287%	61
11/18/25	1	10,575,000.00	0	0.00	2	9,306,952.51	2	9,306,952.51	0	0.00	0	0.00	0	0.00	0	0.00	3.749928%	3.727505%	62
10/20/25	0	0.00	0	0.00	2	9,321,023.91	2	9,321,023.91	0	0.00	0	0.00	0	0.00	0	0.00	3.750129%	3.727704%	63
09/17/25	0	0.00	0	0.00	2	9,336,261.55	2	9,336,261.55	0	0.00	0	0.00	0	0.00	0	0.00	3.750348%	3.727920%	64
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	300572209	01/06/26	6	6	53,421.91	306,455.75	8,500.00	10,575,000.00	04/14/26	2
35	300572222	07/06/24	24	6	34,406.52	861,786.41	0.00	6,207,113.29	12/28/22	2		03/10/23
50	300572223	08/06/25	11	6	17,540.22	204,790.26	237,072.00	3,259,854.68	04/21/25	98		07/16/25
Totals					105,368.66	1,373,032.42	245,572.00	20,041,967.97
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		40,582,337	40,582,337	0		0
49 - 60 Months		627,646,493	607,927,813	10,548,416		9,170,263
> 60 Months		8,107,058	8,107,058	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	676,335,888	656,617,208	0	0	13,742,280	5,976,400
Jul-26	676,735,333	656,989,370	0	0	13,760,322	5,985,641
Jun-26	683,943,039	664,167,378	0	0	10,575,000	9,200,661
May-26	704,255,928	684,465,765	0	0	10,575,000	9,215,163
Apr-26	722,633,748	702,827,932	0	10,575,000	0	9,230,816
Mar-26	722,968,091	703,147,895	10,575,000	0	0	9,245,196
Feb-26	723,368,233	703,530,073	10,575,000	0	0	9,263,159
Jan-26	723,699,922	714,422,514	0	0	0	9,277,408
Dec-25	724,030,418	714,738,818	0	0	0	9,291,599
Nov-25	724,382,176	704,500,223	10,575,000	0	0	9,306,953
Oct-25	724,710,213	715,389,189	0	0	0	9,321,024
Sep-25	725,059,600	715,723,338	0	0	0	9,336,262
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
23	300572209	10,548,416.47	10,575,000.00	17,200,000.00	03/02/21	635,341.56	1.31680	12/31/23	06/06/31	298
35	300572222	5,976,400.17	6,207,113.29	11,200,000.00	12/29/25	256,063.00	0.61850	09/30/24	07/06/31	298
50	300572223	3,193,863.05	3,259,854.68	5,750,000.00	06/26/25	351,110.63	2.21800	09/30/24	07/06/31	298
Totals		19,718,679.69	20,041,967.97	34,150,000.00		1,242,515.19

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
23	300572209	MF	NY	04/14/26	2

The Loan has transferred to Special Servicing as of 4/14/2026 for payment default. PNA and Hello Letter have been delivered. Borrower has executed a PNA and has delivered a DPO request and the Special Servicer is currently reviewing. An updated app raisal has been received and is currently under review. The loan is next due for February 2026's payment.

35	300572222	IN	NJ	12/28/22	2

The Loan transferred to new special servicer effective 4/27/23; SS transfer date 12/28/22 due to payment default. Current financial reporting has been requested but not received. Interest paid to 7/6/24. Collateral consists of a 55k SF (largely va cant) industrial warehouse in Boonton, NJ. Foreclosure complaint filed 3/10/23 to which Borrower did not respond. Receiver appointed late November 2023 and has assumed control of the asset (including collection of rents). Special Servicer has sought entry of default judgment against Borrower by the court in the foreclosure action. A casualty loss occurred at the property (fire) in Q4 2024. Repair/Remediation work completed. Updated appraisal has been finalized. Lender finalizing pre-foreclosure due diligence. Foreclosure judgment received in January 2026. Foreclosure currently scheduled for September 2026.

50	300572223	MF	FL	04/21/25	98

Loan transferred to Special Servicing effective 4/21/2025 due to payment default. Loan is due for 8/6/2025 payment. Borrower has been unresponsive to Lender's request for information. Borrower consented to a receiver, which took control of the p ro perty in March 2026. Receiver has been addressing required capex and life safety issues, evicting nonpaying tenants and securing the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	300572191 07/17/24	5,761,267.73	5,050,000.00	3,921,010.70	822,335.90	3,921,010.70	3,098,674.80	2,662,592.93	0.00	113,624.62	2,548,968.31	42.83%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,761,267.73	5,050,000.00	3,921,010.70	822,335.90	3,921,010.70	3,098,674.80	2,662,592.93	0.00	113,624.62	2,548,968.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
40	300572191	03/17/26	0.00	0.00	2,548,968.31	0.00	0.00	(113,624.62)	0.00	0.00	2,548,968.31
		07/17/24	0.00	0.00	2,662,592.93	0.00	0.00	2,662,592.93	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,548,968.31	0.00	0.00	2,548,968.31	0.00	0.00	2,548,968.31

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	112.57	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,500.00	0.00	0.00	0.00	0.00	0.00	112.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,612.57

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32